395 Sawdust Road, #2137

The Woodlands, TX 77380

210-540-1681 (P)

djones@drakecompliance.com

May 24, 2022

VIA EDGAR

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Timothy Plan Preliminary Proxy Statement

File Nos. 811-08228 and 333-73248

Ladies and Gentlemen:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Large/Mid Cap Growth Fund and the Timothy Plan Aggressive Growth Fund (each a “Fund” and together the “Funds”), each a separate series of the Trust, to be held on Monday, July 25, 2022 (the “Special Meeting”). This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about June __, 2022.

The matters to be considered at the Special Meeting will be:

1.

Approval of new investment sub-advisory agreements with Chartwell Investment Partners, Inc. (“Chartwell”) by each Fund’s shareholders. Chartwell currently manages each Fund’s investment portfolio, but on or about June __, 2022, Chartwell underwent a change of control, which had the effect of terminating its existing sub-advisory agreement with each Fund. The Trust’s Board of Trustees has voted to re-engage Chartwell to manage each Fund’s securities portfolio and to seek shareholder ratification of its decision.

Please direct all questions or comments regarding the foregoing to me at 210-540-1681. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.